SCHEDULE OF DIGITAL ASSET HOLDINGS (Details)	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net, beginning balance	$ 2,695
Purchases of digital assets	271,800
Purchases of digital assets by customers	574,313
Purchases of blocks	(354,580)
Transfers
Nft commissions	1,063
Nft purchase	(406,040)
Advertising expenses	(31,770)
Conferences	(9,650)
Impairment digital assets	(45,318)
Gain loss on disposal of digital assets	29,551
Finite-lived intangible assets, net, ending balance	$ 32,064
Digital Assets held | $ / shares
ETH [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net, beginning balance	$ 2,664
Purchases of digital assets	271,800
Purchases of digital assets by customers
Purchases of blocks	(295,784)
Transfers	425,223
Nft commissions	1,063
Nft purchase	(338,104)
Advertising expenses	(34,784)
Conferences	(9,650)
Impairment digital assets	(42,580)
Gain loss on disposal of digital assets	27,976
Finite-lived intangible assets, net, ending balance	$ 7,824
Digital Assets held | $ / shares	$ 2.390693611
BTC [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net, beginning balance	$ 28
Purchases of digital assets
Purchases of digital assets by customers
Purchases of blocks
Transfers
Nft commissions
Nft purchase
Advertising expenses
Conferences
Impairment digital assets
Gain loss on disposal of digital assets
Finite-lived intangible assets, net, ending balance	$ 28
Digital Assets held | $ / shares	$ 0.00093788
WETH [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net, beginning balance
Purchases of digital assets
Purchases of digital assets by customers
Purchases of blocks
Transfers	34,056
Nft commissions
Nft purchase	(23,590)
Advertising expenses
Conferences
Impairment digital assets	(1,972)
Gain loss on disposal of digital assets	1,571
Finite-lived intangible assets, net, ending balance	$ 10,065
Digital Assets held | $ / shares	$ 4
DAI [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net, beginning balance
Purchases of digital assets
Purchases of digital assets by customers
Purchases of blocks
Transfers	15,721
Nft commissions
Nft purchase	(14,094)
Advertising expenses
Conferences
Impairment digital assets	(766)
Gain loss on disposal of digital assets	7
Finite-lived intangible assets, net, ending balance	$ 868
Digital Assets held | $ / shares	$ 868.26
USDC [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net, beginning balance	$ 3
Purchases of digital assets
Purchases of digital assets by customers	574,313
Purchases of blocks	(58,796)
Transfers	(475,000)
Nft commissions
Nft purchase	(30,252)
Advertising expenses	3,014
Conferences
Impairment digital assets
Gain loss on disposal of digital assets	(3)
Finite-lived intangible assets, net, ending balance	$ 13,279
Digital Assets held | $ / shares